Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2030 Portfolio	Apr. 29, 2023
VIP Freedom 2030 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.87%)
Past 5 years	4.61%
Past 10 years	7.49%
VIP Freedom 2030 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(16.94%)
Past 5 years	4.51%
Past 10 years	7.38%
VIP Freedom 2030 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.09%)
Past 5 years	4.34%
Past 10 years	7.22%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWFW
Average Annual Return:
Past 1 year	(16.49%)
Past 5 years	4.24%
Past 10 years	7.36%